ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

AS OF AND FOR THE PERIODS ENDED JUN. 30, 2025 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Foreign Currency Translation	Total
Balance as of January 1, 2025	$(12)	$362	$(189)	$104	$(61)	$204
Other comprehensive income (loss) before reclassifications	410	(83)	68	(4)	46	437
Amounts reclassified to (from) net income	(6)	—	—	—	—	(6)
Deferred income tax benefit (expense)	(86)	25	(19)	1	(8)	(87)
Balance as of March 31, 2025	$306	$304	$(140)	$101	$(23)	$548
Other comprehensive income (loss) before reclassifications	109	6	(99)	(3)	152	165
Amounts reclassified to (from) net income	(37)	—	—	—	—	(37)
Deferred income tax benefit (expense)	6	(14)	25	1	(21)	(3)
Balance as of June 30, 2025	$384	$296	$(214)	$99	$108	$673

AS OF AND FOR THE PERIODS ENDED JUN. 30, 2024 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefit	Defined Benefit Pension Plan Adjustment	Foreign Currency Translation	Total
Balance as of January 1, 2024	$(438)	$239	$(15)	$85	$9	$(120)
Other comprehensive income (loss) before reclassifications	(133)	206	(40)	4	(14)	23
Amounts reclassified to (from) net income	(6)	—	—	—	—	(6)
Deferred income tax benefit (expense)	33	(47)	2	(1)	—	(13)
Balance as of March 31, 2024	$(544)	$398	$(53)	$88	$(5)	$(116)
Other comprehensive income (loss) before reclassifications	449	114	(3)	20	(11)	569
Amounts reclassified to (from) net income	(8)	—	67	—	—	59
Deferred income tax benefit (expense)	(96)	(24)	(4)	(4)	(2)	(130)
Balance as of June 30, 2024	$(199)	$488	$7	$104	$(18)	$382